UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                     ---------

                            TWEEDY, BROWNE FUND INC.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               COMMON STOCKS--92.5%
               BELGIUM--3.1%
   1,646,311   KBC Groep NV ...................................   $  182,943,619
                                                                  --------------
               CANADA--1.4%
     100,000   Melcor Developments Ltd. .......................        1,313,883
   1,631,760   National Bank of Canada, Toronto ...............       81,447,269
                                                                  --------------
                                                                      82,761,152
                                                                  --------------
               CZECH REPUBLIC--0.0%+
       2,800   Philip Morris CR a.s. ..........................          815,705
                                                                  --------------
               FINLAND--6.0%
   2,435,000   Cargotec Corporation, B Share ..................       84,824,090
   1,000,000   Huhtamaki Oyj ..................................        8,570,978
   7,504,090   Kone Oyj, Class B ..............................      264,126,943
                                                                  --------------
                                                                     357,522,011
                                                                  --------------
               FRANCE--6.5%
   2,192,565   CNP Assurances .................................      247,894,225
     122,200   Nexans SA ......................................       15,088,725
   1,825,000   Sanofi-Aventis .................................      122,002,127
                                                                  --------------
                                                                     384,985,077
                                                                  --------------
               GERMANY--3.5%
      64,173   Boewe Systec AG ................................        1,961,488
      42,354   KSB AG .........................................       29,361,525
   1,620,636   Springer (Axel) Verlag AG ......................      175,366,757
                                                                  --------------
                                                                     206,689,770
                                                                  --------------
               HONG KONG--1.4%
   4,749,564   Jardine Strategic Holdings Ltd. ................       80,742,588
     200,000   Swire Pacific Ltd., Class B ....................          410,390
                                                                  --------------
                                                                      81,152,978
                                                                  --------------
               IRELAND--0.5%
  11,955,638   Independent News & Media PLC ...................       29,385,214
   1,111,317   Unidare PLC++ ..................................          105,056
                                                                  --------------
                                                                      29,490,270
                                                                  --------------
               ITALY--4.3%
   3,561,000   Banco Popolare Scarl ...........................       63,286,718
     925,100   Maffei SPA .....................................        3,687,574
  15,720,000   Mediaset SPA ...................................      103,714,353
  12,147,709   Mondadori (Arnoldo) Editore SPA ................       71,485,258
   1,005,000   Sol SPA ........................................        6,808,728
     805,250   Vincenzo Zucchi SPA++...........................        3,511,154
                                                                  --------------
                                                                     252,493,785
                                                                  --------------
               JAPAN--6.4%
     545,600   Aica Kogyo Company Ltd. ........................        4,817,524
   1,594,700   Canon, Inc. ....................................       82,138,220
         115   Coca-Cola Central Japan Company Ltd. ...........          901,514
     410,900   Daikoku Denki Company Ltd. .....................        5,543,012
   5,251,000   Fujitec Company Ltd. ...........................       31,157,766
     464,900   Fukuda Denshi Company Ltd. .....................       11,928,947
   1,203,000   Hi-Lex Corporation .............................       16,341,871

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               JAPAN (CONTINUED)
   1,512,500   Honda Motor Company Ltd. .......................   $   51,508,184
      22,100   Hurxley Corporation ............................          255,597
     316,200   Inaba Seisakusho Company Ltd. ..................        3,743,512
     321,000   Katsuragawa Electric Company Ltd. ..............        2,074,289
   1,461,000   Kawasumi Laboratories Inc. .....................        9,096,363
   1,849,500   Kuroda Electric Company Ltd. ...................       27,566,719
      69,100   Mandom Corporation .............................        1,756,752
     477,000   Matsumoto Yushi-Seiyaku Company Ltd. ...........        7,627,140
      21,670   Medikit Company Ltd. ...........................        3,992,407
      91,700   Meito Sangyo Company Ltd. ......................        1,695,505
      36,240   Milbon Company Ltd. ............................          719,638
     307,100   Mirai Industry Company Ltd. ....................        3,328,691
      49,000   Nankai Plywood Company Ltd. ....................          259,780
     162,780   Nippon Kanzai Company Ltd. .....................        4,330,358
   1,253,000   Nippon Konpo Unyu Soko Company Ltd. ............       16,016,367
     509,500   Nitto FC Company Ltd. ..........................        2,730,022
      20,100   Ryoyo Electro Corporation ......................          201,749
     451,000   Sangetsu Company Ltd. ..........................        7,896,382
     314,800   Shikoku Coca-Cola Bottling Company Ltd. ........        3,516,091
     289,300   Shingakukai Company Ltd. .......................        1,200,811
     204,000   SK Kaken Company Ltd. ..........................        5,398,047
     612,000   Sonton Food Industry Company Ltd. ..............        4,566,690
         500   T&K Toka Company Ltd. ..........................            6,250
     528,500   T. Hasegawa Company Ltd. .......................        8,051,766
   2,999,700   Takata Corporation .............................       59,142,239
      35,000   Wakita & Company Ltd. ..........................          194,802
                                                                  --------------
                                                                     379,705,005
                                                                  --------------
               MEXICO--4.0%
   1,921,351   Coca-Cola Femsa SA de CV, Sponsored ADR+++ .....      108,344,983
  14,623,380   Embotelladoras Arca SA de CV ...................       53,902,314
  30,132,400   Grupo Continental SA ...........................       76,736,545
                                                                  --------------
                                                                     238,983,842
                                                                  --------------
               NETHERLANDS--13.5%
   2,093,000   Akzo Nobel NV ..................................      143,974,130
      23,620   Crown Van Gelder Gemeenschappelijk Bezit NV ....          401,916
   5,333,493   Heineken Holding NV ............................      244,868,420
   2,810,041   Heineken NV ....................................      143,534,787
     450,000   Imtech NV ......................................       10,585,316
      50,000   Randstad Holding NV ............................        1,748,858
   4,374,175   Telegraaf Media Groep NV .......................      143,003,200
     288,708   TKH Group NV ...................................        6,368,224
   3,612,751   Unilever NV, CVA ...............................      102,627,857
                                                                  --------------
                                                                     797,112,708
                                                                  --------------
               NORWAY--1.1%
   2,302,000   Schibsted ASA ..................................       65,307,208
                                                                  --------------
               SINGAPORE--2.1%
  33,542,550   Fraser and Neave Ltd. ..........................      111,837,303
   1,200,000   Jardine Cycle & Carriage Ltd. ..................       15,014,905
                                                                  --------------
                                                                     126,852,208
                                                                  --------------

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               SOUTH KOREA--5.9%
       8,615   Asia Cement Company, Ltd. ......................   $      503,204
      23,260   Daehan City Gas Company Ltd. ...................          751,578
      93,346   Dong Ah Tire & Rubber Company Ltd. .............          847,748
     280,921   Hanil Cement Company Ltd. ......................       23,901,314
       8,791   Hyundai Elevator Company Ltd. ..................          720,222
   8,003,555   Korea Exchange Bank ............................      109,794,957
      23,200   Sam Young Electronics Company, Ltd. ............          222,896
      36,890   Samchully Company Ltd. .........................        7,141,365
     886,070   Samsung SDI Company, Ltd. ......................       70,814,447
     241,172   SK Telecom Company, Ltd. .......................       43,920,717
   3,479,352   SK Telecom Company, Ltd., ADR ..................       72,266,141
     105,900   Taegu Department Store Company Ltd. ............        1,270,537
     363,340   Taeyoung Engineering & Construction ............        2,632,873
   2,159,497   Youngone Corporation ...........................       15,173,560
                                                                  --------------
                                                                     349,961,559
                                                                  --------------
               SPAIN--1.0%
   4,767,990   Gestevision Telecinco SA .......................       60,999,021
                                                                  --------------
               SWEDEN--0.0%+
      33,000   Cloetta Fazer AB, B Shares .....................        1,316,632
                                                                  --------------
               SWITZERLAND--17.2%
      45,065   AFG Arbonia-Foster Holding AG, Bearer ..........       11,945,366
     186,990   Coltene Holding AG .............................       15,034,833
   2,021,000   Compagnie Financiere Richemont AG ..............      112,895,052
     570,116   Daetwyler Holding AG, Bearer++ .................       41,334,249
      90,642   Edipresse SA, Bearer ...........................       36,451,236
      82,113   Forbo Holding AG ...............................       36,477,648
      29,327   Loeb Holding AG ................................        7,315,915
   8,540,000   Nestle SA, Registered ..........................      387,008,050
           8   Neue Zuercher Zeitung++ ........................          598,992
   2,368,760   Novartis AG, Registered ........................      130,809,690
      45,425   Phoenix Mecano AG ..............................       21,372,404
     179,979   PubliGroupe SA, Registered .....................       45,940,055
     182,827   Siegfried Holding AG ...........................       28,179,697
       7,400   Sika AG, Bearer ................................       11,681,916
   1,006,000   Swiss Reinsurance ..............................       67,208,227
     473,309   Tamedia AG++ ...................................       65,053,269
                                                                  --------------
                                                                   1,019,306,599
                                                                  --------------
               UNITED KINGDOM--10.7%
   1,521,000   AGA Foodservice Group PLC ......................        5,804,363
   7,123,125   BBA Group PLC ..................................       17,968,362
   3,979,658   Carclo PLC .....................................        6,692,562
  11,378,577   Clinton Cards PLC ..............................        9,227,956
   2,711,648   Daily Mail & General Trust, Class A ............       16,931,951
   8,225,426   Diageo PLC, Sponsored ADR ......................      151,258,688
   3,675,000   Ennstone PLC ...................................        1,718,760
  12,896,666   G4S PLC ........................................       51,494,573
     969,024   GlaxoSmithKline PLC ............................       21,464,445
     593,139   GlaxoSmithKline PLC, Sponsored ADR .............       26,228,606
     923,006   Headlam Group PLC ..............................        6,213,442
   5,037,262   HSBC Holdings PLC ..............................       77,768,958
  15,740,603   Lloyds TSB Group PLC ...........................       97,346,975
     779,500   Raven Mount PLC ................................        1,043,274
  24,695,000   Signet Group PLC ...............................       24,450,744

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               UNITED KINGDOM (CONTINUED)
  12,262,000   Trinity Mirror PLC .............................   $   26,599,763
   5,038,361   TT Electronics PLC .............................       11,531,268
   2,879,718   Unilever PLC ...................................       81,897,783
                                                                  --------------
                                                                     635,642,473
                                                                  --------------
               UNITED STATES--3.9%
   3,085,645   American Express Company .......................      116,236,247
   3,223,880   American International Group, Inc. .............       85,303,865
      75,700   American National Insurance Company ............        7,420,114
   2,206,892   Sun-Times Media Group Inc., Class A++...........        1,081,377
      49,884   Torchmark Corporation ..........................        2,925,697
     269,276   Transatlantic Holdings Inc. ....................       15,206,016
                                                                  --------------
                                                                     228,173,316
                                                                  --------------
               MISCELLANEOUS--0.0%
               Undisclosed Security * .........................          195,969
                                                                  --------------
               TOTAL COMMON STOCKS
                  (COST $3,587,264,766) .......................    5,482,410,907
                                                                  --------------
               PREFERRED STOCKS--0.5%
     154,144   Adris Grupa d.d. ...............................       12,416,489
      11,800   KSB AG, Vorzugsakt .............................        7,510,020
     700,000   Villeroy & Boch AG .............................       10,058,295
                                                                  --------------
               TOTAL PREFERRED STOCKS
                  (COST $17,582,512) ..........................       29,984,804
                                                                  --------------

               REGISTERED INVESTMENT COMPANY--4.1%
 242,500,013   Dreyfus Government Prime Cash Management .......      242,500,013
                                                                  --------------
               TOTAL REGISTERED INVESTMENT COMPANY
                  (COST $242,500,013)..........................      242,500,013
                                                                  --------------

FACE VALUE
------------
               U.S. TREASURY BILLS--4.9%
$277,000,000   1.795%** due 8/7/08+++ .........................      276,496,583
  14,000,000   1.695%** due 8/28/08+++ ........................       13,966,846
                                                                  --------------
               TOTAL U.S. TREASURY BILLS
                  (COST $290,495,530) ........................       290,463,429
                                                                  --------------
               REPURCHASE AGREEMENT--0.6%
                  (COST $36,832,000)
  36,832,000   Agreement with UBS Warburg LLC,
               1.74% dated 6/30/08, to be repurchased
               at $36,833,780 on 7/1/08, collateralized
               by $36,832,000 U.S. Treasury Note, 7.125% due
               2/15/23 (market value $37,568,704) ............        36,832,000
                                                                  --------------

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                   MARKET VALUE
                                                                     (NOTE 1)
                                                                  --------------
TOTAL INVESTMENTS
   (COST $4,174,674,821***) ...........................   102.6%  $6,082,191,153
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ....    (3.8)    (223,547,029)
OTHER ASSETS AND LIABILITIES (NET) ....................     1.2       69,161,260
                                                          -----   --------------
NET ASSETS ............................................   100.0%  $5,927,805,384
                                                          =====   ==============

----------
* "UNDISCLOSED SECURITY" REPRESENTS AN ISSUER, GENERALLY A SMALLER CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**     RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

***    AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $4,174,674,821.

+      AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++     NON-INCOME PRODUCING SECURITY.

+++ AT JUNE 30, 2008, LIQUID ASSETS TOTALING $135,288,203 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

       ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2008 (Unaudited)

                                                PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                            NET ASSETS       (NOTE 1)
----------------------                          -------------   --------------
COMMON STOCKS:
Media .......................................        14.2%      $  841,917,654
Beverage ....................................        13.2          783,063,342
Capital Goods ...............................        10.6          627,576,748
Banks .......................................        10.3          612,588,496
Food ........................................         9.9          587,164,283
Insurance ...................................         7.2          425,958,144
Pharmaceuticals, Biotechnology & Life
   Sciences .................................         5.1          300,504,868
Materials ...................................         4.3          252,142,018
Consumer Durables & Apparel .................         3.5          210,246,765
Diversified Financials ......................         3.3          196,978,835
Technology Hardware & Equipment .............         3.3          196,462,089
Automobiles & Components ....................         2.2          127,840,042
Telecommunication Services ..................         2.0          116,186,858
Commercial Services & Supplies ..............         1.0           57,573,789
Retailing ...................................         1.0           57,385,113
Health Care Equipment & Services ............         0.7           40,248,519
Transportation ..............................         0.6           33,984,729
Utilities ...................................         0.1            7,892,943
Household & Personal Products ...............         0.0+           2,476,390
Real Estate .................................         0.0+           1,724,273
Consumer Services ...........................         0.0+           1,456,408
Tobacco .....................................         0.0+             815,705
Semiconductors & Semiconductor Equipment ....         0.0+             222,896
                                                    -----       --------------
TOTAL COMMON STOCKS .........................        92.5        5,482,410,907
                                                    -----       --------------
PREFERRED STOCKS ............................         0.5           29,984,804
REGISTERED INVESTMENT COMPANY ...............         4.1          242,500,013
U.S. TREASURY BILLS .........................         4.9          290,463,429
REPURCHASE AGREEMENT ........................         0.6           36,832,000
UNREALIZED DEPRECIATION ON FORWARD
   CONTRACTS (NET) ..........................        (3.8)        (223,547,029)
OTHER ASSETS AND LIABILITIES (NET) ..........         1.2           69,161,260
                                                    -----       --------------
NET ASSETS ..................................       100.0%      $5,927,805,384
                                                    =====       ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
June 30, 2008 (Unaudited)

                                  (PIE CHART)

Belgium                                    3%
Canada                                     1%
Finland                                    6%
France                                     7%
Germany                                    4%
Hong Kong                                  1%
Ireland                                    1%
Italy                                      4%
Japan                                      6%
Mexico                                     4%
Netherlands                               14%
Norway                                     1%
Singapore                                  2%
South Korea                                6%
Spain                                      1%
Switzerland                               17%
United Kingdom                            11%
United States                              4%
Cash Equivalents and Other Assets
   and Liabilities (Net)++                 7%
Croatia                                    0%+
Czech Republic                             0%+
Sweden                                     0%+
Miscellaneous                              0%+

+    Amount represents less than 1% of net assets

++   Includes Unrealized Depreciation on Forward Contracts (Net)

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2008 (Unaudited)

                                                       CONTRACT     MARKET VALUE
CONTRACTS                                             VALUE DATE      (NOTE 1)
---------                                             ----------   -------------
FORWARD EXCHANGE CONTRACTS TO BUY
   100,000,000   European Union Euro ..............      7/7/08    $   157,495,519
    49,000,000   European Union Euro ..............     7/15/08         77,139,564
    30,000,000   Great Britain Pound Sterling .....      7/7/08         59,670,909
    16,000,000   Great Britain Pound Sterling .....     7/29/08         31,767,214
    22,000,000   Great Britain Pound Sterling .....     9/15/08         43,522,664
    10,000,000   Great Britain Pound Sterling .....     10/1/08         19,758,799
   210,000,000   Hong Kong Dollar .................     7/29/08         26,949,422
   165,000,000   Hong Kong Dollar .................     8/19/08         21,182,540
   195,000,000   Hong Kong Dollar .................      9/2/08         25,040,225
    55,000,000   Hong Kong Dollar .................     10/2/08          7,066,411
   150,000,000   Hong Kong Dollar .................     2/24/09         19,302,299
    15,000,000   Singapore Dollar .................     8/19/08         11,066,386
    60,000,000   Singapore Dollar .................     9/16/08         44,322,816
                                                                   ---------------
TOTAL (Contract Amount $540,848,088) ..............                $   544,284,768
                                                                   ===============
FORWARD EXCHANGE CONTRACTS TO SELL
    13,000,000   Canadian Dollar ..................    11/18/08    $   (12,793,895)
    17,000,000   Canadian Dollar ..................    12/19/08        (16,725,580)
    17,000,000   Canadian Dollar ..................      3/9/09        (16,714,592)
    25,000,000   Canadian Dollar ..................     5/12/09        (24,567,383)
     6,000,000   Canadian Dollar ..................     5/27/09         (5,895,442)
    12,000,000   Canadian Dollar ..................      6/5/09        (11,790,008)
    45,000,000   Danish Krone .....................     5/19/09         (9,344,433)
    83,000,000   Danish Krone .....................     5/27/09        (17,228,298)
   100,000,000   European Union Euro ..............      7/7/08       (157,495,519)
   100,000,000   European Union Euro ..............     7/15/08       (157,427,682)
   100,000,000   European Union Euro ..............     7/22/08       (157,368,373)
    30,000,000   European Union Euro ..............      8/7/08        (47,171,636)
   115,000,000   European Union Euro ..............      9/2/08       (180,591,076)
   145,000,000   European Union Euro ..............     9/15/08       (227,547,568)
   100,000,000   European Union Euro ..............     10/1/08       (156,798,894)
    60,000,000   European Union Euro ..............     10/7/08        (94,049,961)
   100,000,000   European Union Euro ..............    12/19/08       (156,155,623)
    75,000,000   European Union Euro ..............     1/12/09       (116,976,248)
   100,000,000   European Union Euro ..............      2/2/09       (155,808,599)
    40,000,000   European Union Euro ..............      3/3/09        (62,235,422)
    65,000,000   European Union Euro ..............     4/14/09       (100,925,565)
    45,000,000   European Union Euro ..............     5/19/09        (69,752,139)
    33,000,000   European Union Euro ..............     5/22/09        (51,144,077)
    85,000,000   European Union Euro ..............     5/27/09       (131,702,597)
    30,000,000   Great Britain Pound Sterling .....      7/7/08        (59,670,909)
    16,000,000   Great Britain Pound Sterling .....     7/29/08        (31,767,214)
    22,000,000   Great Britain Pound Sterling .....     9/15/08        (43,522,664)
    20,000,000   Great Britain Pound Sterling .....     10/1/08        (39,517,598)
    35,000,000   Great Britain Pound Sterling .....    10/14/08        (69,085,544)
    20,000,000   Great Britain Pound Sterling .....    10/20/08        (39,458,926)
     4,500,000   Great Britain Pound Sterling .....    10/28/08         (8,872,700)
    52,000,000   Great Britain Pound Sterling .....    12/19/08       (102,111,136)
    10,000,000   Great Britain Pound Sterling .....     1/12/09        (19,601,877)
    15,000,000   Great Britain Pound Sterling .....      2/2/09        (29,358,495)
    14,000,000   Great Britain Pound Sterling .....      3/3/09        (27,344,138)
    25,000,000   Great Britain Pound Sterling .....     4/14/09        (48,681,038)
   210,000,000   Hong Kong Dollar .................     7/29/08        (26,949,422)
   165,000,000   Hong Kong Dollar .................     8/19/08        (21,182,540)
   195,000,000   Hong Kong Dollar .................      9/2/08        (25,040,225)
    55,000,000   Hong Kong Dollar .................     10/2/08         (7,066,411)
   150,000,000   Hong Kong Dollar .................     2/24/09        (19,302,299)
 3,000,000,000   Japanese Yen .....................     8/19/08        (28,380,379)
 2,500,000,000   Japanese Yen .....................      9/2/08        (23,667,850)
   900,000,000   Japanese Yen .....................     9/16/08         (8,526,947)
 2,300,000,000   Japanese Yen .....................    10/20/08        (21,835,602)
 1,500,000,000   Japanese Yen .....................      2/2/09        (14,333,993)
10,542,970,000   Japanese Yen .....................     2/19/09       (100,852,699)
 2,000,000,000   Japanese Yen .....................      3/3/09        (19,145,711)
 3,000,000,000   Japanese Yen .....................     4/14/09        (28,792,140)
 4,000,000,000   Japanese Yen .....................     6/17/09        (38,539,972)
   145,000,000   Mexican Peso .....................      9/2/08        (13,937,416)
   245,000,000   Mexican Peso .....................    10/23/08        (23,381,148)
   225,000,000   Mexican Peso .....................    12/19/08        (21,303,167)
   140,000,000   Mexican Peso .....................     1/12/09        (13,210,414)


                                                       CONTRACT     MARKET VALUE
CONTRACTS                                             VALUE DATE      (NOTE 1)
---------                                             ----------   -------------
FORWARD EXCHANGE CONTRACTS TO SELL
   300,000,000   Mexican Peso .....................     1/20/09    $   (28,275,745)
   260,000,000   Mexican Peso .....................      2/3/09        (24,456,835)
   315,000,000   Mexican Peso .....................      3/3/09        (29,512,827)
   275,000,000   Mexican Peso .....................     4/14/09        (25,612,726)
   275,000,000   Mexican Peso .....................     4/22/09        (25,583,894)
   275,000,000   Mexican Peso .....................     5/19/09        (25,487,063)
   160,000,000   Mexican Peso .....................     5/22/09        (14,822,603)
   145,000,000   Norwegian Krone ..................     9/16/08        (28,241,872)
   110,000,000   Norwegian Krone ..................     10/7/08        (21,380,648)
    80,000,000   Norwegian Krone ..................    10/28/08        (15,518,038)
    68,000,000   Norwegian Krone ..................     6/15/09        (12,914,415)
    15,000,000   Singapore Dollar .................     8/19/08        (11,066,387)
    65,000,000   Singapore Dollar .................     9/16/08        (48,016,384)
    15,000,000   Singapore Dollar .................     10/2/08        (11,088,668)
    30,000,000   Singapore Dollar .................    10/14/08        (22,188,043)
    44,000,000   Singapore Dollar .................    11/18/08        (32,588,354)
18,000,000,000   South Korean Won .................      7/7/08        (17,202,218)
21,000,000,000   South Korean Won .................     9/25/08        (20,019,447)
20,000,000,000   South Korean Won .................     10/7/08        (19,064,323)
28,000,000,000   South Korean Won .................    10/14/08        (26,689,458)
53,000,000,000   South Korean Won .................    10/23/08        (50,517,888)
73,000,000,000   South Korean Won .................    12/19/08        (69,568,643)
15,000,000,000   South Korean Won .................      2/2/09        (14,294,003)
33,000,000,000   South Korean Won .................      3/3/09        (31,445,842)
30,000,000,000   South Korean Won .................     3/13/09        (28,586,826)
25,000,000,000   South Korean Won .................     4/29/09        (23,821,170)
30,000,000,000   South Korean Won .................      5/7/09        (28,585,161)
34,000,000,000   South Korean Won .................     5/19/09        (32,396,105)
    41,000,000   Swiss Franc ......................     7/15/08        (40,259,420)
    13,000,000   Swiss Franc ......................     7/22/08        (12,766,384)
    27,000,000   Swiss Franc ......................     7/29/08        (26,517,295)
    90,000,000   Swiss Franc ......................      8/7/08        (88,396,661)
    30,000,000   Swiss Franc ......................      9/2/08        (29,470,307)
    75,000,000   Swiss Franc ......................     9/16/08        (73,681,137)
    65,000,000   Swiss Franc ......................     9/25/08        (63,859,978)
    40,000,000   Swiss Franc ......................     10/2/08        (39,300,491)
    35,000,000   Swiss Franc ......................     10/7/08        (34,389,450)
    30,000,000   Swiss Franc ......................    10/14/08        (29,478,496)
    27,000,000   Swiss Franc ......................    10/20/08        (26,532,054)
    28,000,000   Swiss Franc ......................    10/28/08        (27,516,670)
    25,000,000   Swiss Franc ......................    11/18/08        (24,573,019)
    40,000,000   Swiss Franc ......................     1/12/09        (39,333,927)
    14,000,000   Swiss Franc ......................     1/20/09        (13,767,492)
    20,000,000   Swiss Franc ......................     4/14/09        (19,677,110)
    15,000,000   Swiss Franc ......................     4/29/09        (14,759,074)
     5,200,000   Swiss Franc ......................     5/15/09         (5,116,938)
    25,000,000   Swiss Franc ......................     5/27/09        (24,602,321)
    25,000,000   Swiss Franc ......................      6/5/09        (24,603,563)
                                                                   ---------------
TOTAL (Contract Amount $4,283,214,848) ............                $(4,510,198,557)
                                                                   ===============

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               COMMON STOCKS--89.5%
               FRANCE--1.9%
     220,000   Sanofi-Aventis, ADR ............................   $    7,310,600
                                                                  --------------
               GERMANY--1.2%
      40,600   Springer (Axel) Verlag AG ......................        4,393,269
                                                                  --------------
               ITALY--0.9%
     253,300   Mediaset SPA ...................................        1,671,173
     264,000   Mondadori (Arnoldo) Editore SPA ................        1,553,553
                                                                  --------------
                                                                       3,224,726
                                                                  --------------
               NETHERLANDS--8.5%
     491,000   Heineken Holding NV ............................       22,542,524
     323,571   Unilever NV, ADR ...............................        9,189,416
                                                                  --------------
                                                                      31,731,940
                                                                  --------------
               SOUTH KOREA--3.8%
     318,400   Korea Exchange Bank ............................        4,367,898
     467,163   SK Telecom Company, Ltd., ADR ..................        9,702,976
                                                                  --------------
                                                                      14,070,874
                                                                  --------------
               SPAIN--1.0%
     302,000   Gestevision Telecinco SA .......................        3,863,621
                                                                  --------------
               SWITZERLAND--9.2%
     252,400   Nestle SA, Registered, Sponsored ADR ...........       28,595,103
      85,665   Swiss Reinsurance ..............................        5,723,054
                                                                  --------------
                                                                      34,318,157
                                                                  --------------
               UNITED KINGDOM--9.3%
     290,000   Daily Mail & General Trust, Class A ............        1,810,805
     276,000   Diageo PLC, Sponsored ADR ......................       20,388,120
     487,000   Lloyds TSB Group PLC ...........................        3,011,827
     376,200   Trinity Mirror PLC .............................          816,085
     308,880   Unilever PLC, Sponsored ADR ....................        8,775,281
                                                                  --------------
                                                                      34,802,118
                                                                  --------------
               UNITED STATES--52.7%
     406,003   American Express Company .......................       15,294,133
     107,758   American International Group, Inc ..............        2,851,277
      63,462   American National Insurance Company ............        6,220,545
      15,200   Anheuser-Busch Companies, Inc ..................          944,224
      55,219   Burlington Northern Santa Fe Corporation .......        5,515,826
     758,590   Comcast Corporation, Special Class A ...........       14,231,148
      74,736   Con-Way, Inc ...................................        3,532,023
      10,000   ConocoPhillips .................................          943,900
     236,780   Federated Investors Inc., Class B ..............        8,149,968
      72,560   FinishMaster Inc ...............................        1,596,320
     608,850   Home Depot, Inc ................................       14,259,267
      69,124   Johnson & Johnson ..............................        4,447,438
     357,000   Leucadia National Corporation ..................       16,757,580
      56,652   National Western Life Insurance Company,
                  Class A .....................................       12,378,462
      98,000   Norfolk Southern Corporation ...................        6,141,660
     119,906   PNC Financial Services Group Inc ...............        6,846,633
      55,225   Ramco-Gershenson Properties Trust, REIT ........        1,134,322
     185,088   Rayonier Inc., REIT ............................        7,858,836

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               UNITED STATES (CONTINUED)
     198,376   Torchmark Corporation...........................   $   11,634,752
     199,032   Transatlantic Holdings Inc......................       11,239,337
     259,154   UniFirst Corporation............................       11,573,818
     276,425   Wal-Mart Stores, Inc............................       15,535,085
      85,235   WellPoint, Inc. +...............................        4,062,300
     580,600   Wells Fargo & Company...........................       13,789,250
                                                                  --------------
                                                                     196,938,104
                                                                  --------------
               MISCELLANEOUS--1.0%
               Undisclosed Security *+.........................        3,577,007
                                                                  --------------
               TOTAL COMMON STOCKS
                  (COST $206,438,851)..........................      334,230,416
                                                                  --------------
               REGISTERED INVESTMENT COMPANY--4.1%
  15,230,300   Dreyfus Government Prime Cash Management........       15,230,300
                                                                  --------------

               TOTAL REGISTERED INVESTMENT COMPANY
                  (COST $15,230,300)...........................       15,230,300
                                                                  --------------

FACE VALUE
----------
               U.S. TREASURY BILLS--4.4%
$ 14,000,000   1.660% ** due 8/7/08 ++.................               13,974,556
   2,500,000   1.715% ** due 8/28/08 ++................                2,494,080
                                                                  --------------
               TOTAL U.S. TREASURY BILLS
                  (COST $16,469,146)...................               16,468,636
                                                                  --------------
               REPURCHASE AGREEMENT--2.6%
                  (COST $9,764,000)
   9,764,000   Agreement with UBS Warbug LLC,
               1.74% dated 6/30/08, to be repurchased
               at $9,764,472 on 7/1/08, collateralized
               by $9,764,000 U.S. Treasury Note,
               6.250% due 8/15/23
               (market value $9,959,355)...............                9,764,000
                                                                  --------------
TOTAL INVESTMENTS
   (COST $247,902,297***)..............................   100.6%     375,693,352
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET).....    (0.7)      (2,627,281)
OTHER ASSETS AND LIABILITIES (NET).....................     0.1          476,449
                                                          -----   --------------
NET ASSETS.............................................   100.0%  $  373,542,520
                                                          =====   ==============

----------
* "UNDISCLOSED SECURITY" REPRESENTS AN ISSUER, GENERALLY A SMALLER CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

***  AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $247,902,297.

+    NON-INCOME PRODUCING SECURITY.

++ AT JUNE 30, 2008, LIQUID ASSETS TOTALLING $3,991,354 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

     ABBREVIATIONS:

ADR  -- AMERICAN DEPOSITORY RECEIPT

REIT -- REAL ESTATE INVESTMENT TRUST

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2008 (Unaudited)

                                                PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                           NET ASSETS      (NOTE 1)
----------------------                          -------------   ------------
COMMON STOCKS:
Insurance....................................        13.4%      $ 50,047,427
Food.........................................        12.5         46,559,800
Beverage.....................................        11.7         43,874,868
Diversified Financials.......................        10.8         40,201,681
Media........................................         7.6         28,339,654
Banks........................................         7.5         28,015,608
Food & Staples Retailing.....................         4.2         15,535,085
Transportation...............................         4.0         15,189,509
Retailing....................................         3.8         14,259,267
Real Estate..................................         3.4         12,570,165
Pharmaceuticals, Biotechnology & Life
   Sciences..................................         3.1         11,758,038
Consumer Durables & Apparel..................         3.1         11,573,818
Telecommunication Services...................         2.6          9,702,976
Health Care Equipment & Services.............         1.1          4,062,300
Automobiles & Components.....................         0.4          1,596,320
Energy.......................................         0.3            943,900
                                                    -----       ------------
TOTAL COMMON STOCKS..........................        89.5        334,230,416
                                                    -----       ------------
REGISTERED INVESTMENT COMPANY................         4.1         15,230,300
U.S. TREASURY BILLS..........................         4.4         16,468,636
REPURCHASE AGREEMENT.........................         2.6          9,764,000
UNREALIZED DEPRECIATION ON
FORWARD CONTRACTS (NET)......................        (0.7)        (2,627,281)
OTHER ASSETS AND LIABILITIES (NET)...........         0.1            476,449
                                                    -----       ------------
NET ASSETS...................................       100.0%      $373,542,520
                                                    =====       ============

PORTFOLIO COMPOSITION
June 30, 2008 (Unaudited)

                                  (PIE CHART)

United States                       53%
United Kingdom                       9%
Switzerland                          9%
Netherlands                          9%
South Korea                          4%
France                               2%
Germany                              1%
Spain                                1%
Italy                                1%
Miscellaneous                        1%
Cash Equivalents and Other
   Assets and Liabilities (Net)+    10%

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2008 (Unaudited)

                                                  CONTRACT    MARKET VALUE
CONTRACTS                                        VALUE DATE     (NOTE 1)
---------                                        ----------   ------------
FORWARD EXCHANGE CONTRACTS TO SELL
    5,250,000   European Union Euro............    7/14/08    $ (8,265,398)
    8,000,000   European Union Euro............    7/22/08     (12,589,470)
    4,000,000   European Union Euro............   11/18/08      (6,256,323)
    1,600,000   European Union Euro............   12/19/08      (2,498,490)
    1,700,000   European Union Euro............    5/15/09      (2,635,595)
    4,000,000   Great Britain Pound Sterling...    7/22/08      (7,946,359)
    4,600,000   Great Britain Pound Sterling...   11/18/08      (9,054,956)
    1,800,000   Great Britain Pound Sterling...    5/15/09      (3,497,178)
3,200,000,000   South Korean Won...............     3/3/09      (3,049,294)
9,000,000,000   South Korean Won...............    3/13/09      (8,576,048)
1,500,000,000   South Korean Won...............    5/15/09      (1,429,246)
    2,500,000   Swiss Franc....................    7/22/08      (2,455,074)
    2,500,000   Swiss Franc....................     9/2/08      (2,455,859)
    4,000,000   Swiss Franc....................    10/7/08      (3,930,223)
    4,000,000   Swiss Franc....................    5/15/09      (3,936,106)
                                                              ------------
TOTAL (Contract Amount $75,948,338)............               $(78,575,619)
                                                              ============

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               COMMON STOCKS--84.1%
               CANADA--3.2%
      56,100   IGM Financial, Inc. ............................   $    2,336,786
                                                                  --------------
               FRANCE--6.2%
      56,000   Sanofi-Aventis, ADR ............................        1,860,880
      30,960   Total SA .......................................        2,643,819
                                                                  --------------
                                                                       4,504,699
                                                                  --------------
               GERMANY--5.4%
      50,845   Deutsche Post AG ...............................        1,329,805
      14,695   Muenchener Rueckversicherungs-Gesellschaft AG ..        2,575,966
                                                                  --------------
                                                                       3,905,771
                                                                  --------------
               IRELAND--2.2%
     635,700   Independent News & Media PLC ...................        1,562,458
                                                                  --------------
               ITALY--6.8%
      63,440   Eni SPA ........................................        2,368,880
     246,275   Mediaset SPA ...................................        1,624,825
     152,900   Mondadori (Arnoldo) Editore SPA ................          899,766
                                                                  --------------
                                                                       4,893,471
                                                                  --------------
               MEXICO--5.3%
     453,900   Embotelladoras Arca SA de CV ...................        1,673,092
     523,800   Kimberly-Clark de Mexico SA de CV, Class A .....        2,135,106
                                                                  --------------
                                                                       3,808,198
                                                                  --------------
               NETHERLANDS--6.7%
      19,280   Akzo Nobel NV ..................................        1,326,240
      49,800   ING Groep NV, CVA ..............................        1,589,253
      67,900   Unilever NV, CVA ...............................        1,928,844
                                                                  --------------
                                                                       4,844,337
                                                                  --------------
               SOUTH KOREA--4.4%
     134,100   Korea Exchange Bank ............................        1,839,620
      65,900   SK Telecom Company, Ltd., ADR ..................        1,368,743
                                                                  --------------
                                                                       3,208,363
                                                                  --------------
               SPAIN--2.1%
      55,930   Telefonica SA ..................................        1,487,472
                                                                  --------------
               SWITZERLAND--1.7%
      18,925   Swiss Reinsurance ..............................        1,264,330
                                                                  --------------
               UNITED KINGDOM--18.1%
     221,230   BP PLC .........................................   .    2,567,963
     122,205   Diageo PLC, Sponsored ADR ......................        2,247,248
     108,665   GlaxoSmithKline PLC ............................        2,406,993
      73,657   HSBC Holdings PLC ..............................        1,137,171
     233,530   Lloyds TSB Group PLC ...........................        1,444,255
     205,080   Pearson PLC ....................................        2,508,044
     809,195   Signet Group PLC ...............................          801,191
                                                                  --------------
                                                                      13,112,865
                                                                  --------------

                                                                   MARKET VALUE
SHARES                                                               (NOTE 1)
------                                                            --------------
               UNITED STATES--22.0%
      16,625   Altria Group, Inc. .............................   $      341,810
      50,515   AT&T, Inc. .....................................        1,701,850
     102,135   General Electric Company .......................        2,725,983
      52,185   Genuine Parts Company ..........................        2,070,701
      71,520   Home Depot, Inc. ...............................        1,674,998
      85,760   Masco Corporation ..............................        1,349,005
      21,980   Philip Morris International, Inc. ..............        1,085,592
      45,190   Reynolds American Inc. .........................        2,109,017
      57,020   US Bancorp .....................................        1,590,288
      22,245   UST Inc. .......................................        1,214,799
                                                                  --------------
                                                                      15,864,043
                                                                  --------------
               TOTAL COMMON STOCKS
                  (COST $70,457,322) ..........................       60,792,793
                                                                  --------------
               REGISTERED INVESTMENT COMPANY--3.6%
   2,600,000   Dreyfus Government Prime Cash Management .......        2,600,000
                                                                  --------------
               TOTAL REGISTERED INVESTMENT COMPANY
                  (COST $2,600,000) ...........................        2,600,000
                                                                  --------------

FACE VALUE
------------
               U.S. TREASURY BILL--6.9%
$  5,000,000   1.415%* due 7/10/08 ....................               4,997,656
                                                                  --------------
               TOTAL U.S. TREASURY BILL
                  (COST $4,997,656) ...................                4,997,656
                                                                  --------------
TOTAL INVESTMENTS
   (COST $78,054,978**) ...............................    94.6%      68,390,449
OTHER ASSETS AND LIABILITIES (NET) ....................     5.4        3,875,561
                                                          -----   --------------
NET ASSETS ............................................   100.0%  $   72,266,010
                                                          =====   ==============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $78,054,978.

     ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2008 (Unaudited)

                                                     PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS      (NOTE 1)
----------------------                               -------------   ------------
COMMON STOCKS:
Energy ...........................................        10.6%       $ 7,580,662
Media ............................................         9.1          6,595,093
Banks ............................................         8.3          6,011,334
Tobacco ..........................................         6.6          4,751,218
Telecommunication Services .......................         6.3          4,558,065
Retailing ........................................         6.3          4,546,890
Pharmaceuticals, Biotechnology & Life Sciences ...         5.9          4,267,873
Capital Goods ....................................         5.6          4,074,988
Diversified Financials ...........................         5.4          3,926,039
Beverage .........................................         5.4          3,920,340
Insurance ........................................         5.3          3,840,296
Household & Personal Products ....................         3.0          2,135,106
Food .............................................         2.7          1,928,844
Transportation ...................................         1.8          1,329,805
Materials ........................................         1.8          1,326,240
                                                         -----        -----------
TOTAL COMMON STOCKS ..............................        84.1         60,792,793
                                                         -----        -----------
REGISTERED INVESTMENT COMPANY ....................         3.6          2,600,000
U.S. TREASURY BILL ...............................         6.9          4,997,656
OTHER ASSETS AND LIABILITIES (NET) ...............         5.4          3,875,561
                                                         -----        -----------
NET ASSETS .......................................       100.0%       $72,266,010
                                                         =====        ===========

PORTFOLIO COMPOSITION
June 30, 2008 (Unaudited)

                                   (PIE CHART)

United States                                             22%
United Kingdom                                            18%
Italy                                                      7%
Netherlands                                                7%
France                                                     6%
Germany                                                    5%
Mexico                                                     5%
South Korea                                                5%
Canada                                                     3%
Ireland                                                    2%
Spain                                                      2%
Switzerland                                                2%
Cash Equivalents and Other Assets and Liabilities (Net)   16%

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are obtained by pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     In September 2006, the Financial Accounting Standards Board issued Financial Accounting Standards No. 157, Fair Value Measurement ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of April 1, 2008, the beginning of the Registrant's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of June 30, 2008 is as follows:

                                                         GLOBAL VALUE FUND
                                                ---------------------------------
                                                  INVESTMENTS     OTHER FINANCIAL
VALUATION INPUTS                                 IN SECURITIES    INSTRUMENTS (a)
----------------                                --------------    ---------------
Level 1 - Quoted Prices-Investments             $5,703,937,568     $(223,547,029)
Level 2 - Other Significant Observable Inputs      378,148,529(b)             --
Level 3 - Significant Unobservable Inputs              105,056                --
                                                --------------     -------------
TOTAL                                           $6,082,191,153     $(223,547,029)
                                                ==============     =============

                                                           VALUE FUND
                                                --------------------------------
                                                  INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                 IN SECURITIES   INSTRUMENTS (a)
----------------                                --------------   ---------------
Level 1 - Quoted Prices-Investments             $349,460,716       $(2,627,281)
Level 2 - Other Significant Observable Inputs     26,232,636(c)             --
Level 3 - Significant Unobservable Inputs                 --                --
                                                ------------       -----------
TOTAL                                           $375,693,352       $(2,627,281)
                                                ============       ===========

                                                     WORLDWIDE HIGH DIVIDEND
                                                        YIELD VALUE FUND
                                                --------------------------------
                                                  INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                 IN SECURITIES   INSTRUMENTS (a)
----------------                                --------------   ---------------
Level 1 - Quoted Prices-Investments             $63,392,793           $--
Level 2 - Other Significant Observable Inputs     4,997,656(d)         --
Level 3 - Significant Unobservable Inputs                --            --
                                                -----------           ---
TOTAL                                           $68,390,449           $--
                                                ===========           ===

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

(b) Includes $327,295,429 invested in U.S. Treasury Bills and Repurchase Agreements.

(c) Includes $26,232,636 invested in U.S. Treasury Bills and Repurchase Agreements.

(d)  Includes $4,997,656 invested in U.S. Treasury Bills.

TWEEDY, BROWNE FUND INC.

The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                     INVESTMENTS
                                                    IN SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
Balanced as of 3/31/08                                $105,657
Accrued discounts/premiums                                  --
Realized gain/loss                                          --
Change in unrealized appreciation (depreciation)          (601)
Net purchases (sales)                                       --
Transfers in and/or out of Level 3                          --
                                                      --------
Balance as of 6/30/08                                 $105,056
                                                      ========

     REPURCHASE AGREEMENTS The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Funds are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Funds may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     NEW ACCOUNTING PRONOUNCEMENTS In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

     At June 30, 2008, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $2,383,523,637, $148,351,228 and $536,585, repectively, and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $476,007,305, $20,560,173 and $10,201,114,
respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                TWEEDY, BROWNE FUND INC.
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date                                AUGUST 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date                                AUGUST 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date                                AUGUST 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.